AETOS MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS LONG/SHORT STRATEGIES FUND, LLC

Quarterly Report (unaudited)

October 31, 2025

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2025

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Credit - Convertible Arbitrage (4)
Aequim Arbitrage Fund LP	03/01/19 - 01/01/21	$11,013,079	$22,342,094	13.50%	Quarterly (7)
Total Credit - Convertible Arbitrage		11,013,079	22,342,094	13.50

Event Driven Arbitrage (5)
Davidson Kempner Partners	03/01/11 - 07/01/12	14,277,956	32,117,061	19.41	Semi-Annual
Farallon Capital Offshore Investors, Inc.	05/01/10 - 04/01/12	12,495,940	33,744,490	20.39	Semi-Annual (7)
Governors Lane Onshore Fund LP	08/01/16	10,094,150	20,721,992	12.53	Quarterly (7)
Luxor Capital Partners Liquidating SPV, LLC	07/01/16	279,835	151,631	0.09	In Liquidation (8)
Total Event Driven Arbitrage		37,147,881	86,735,174	52.42

Fixed Income Arbitrage (6)
FFIP, L.P.	05/01/10 - 04/01/12	12,875,528	30,863,311	18.65	Annual (7)
Parsec Onshore Partners, L.P.	03/01/11 - 03/01/25	10,466,651	20,785,537	12.56	Monthly (9)
Total Fixed Income Arbitrage		23,342,179	51,648,848	31.21

Total investments in Portfolio Funds		71,503,139	160,726,116	97.13

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 3.8989% (3) (Shares 5,151,708)		5,151,708	5,151,708	3.11

Total investments		$76,654,847	$165,877,824	100.24%

Aetos Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2025

(1)	Percentages are based on Members’ Capital of $165,478,852.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 10/31/2025.
(4)	Portfolio Funds in this strategy generally look to exploit relative mispricings between securities in a company’s capital structure where the manager can go long the undervalued security and hedge out resulting equity and/or credit betas. In convertible bonds, opportunities can be found where sellers do not properly assess the value of the embedded credit and equity option components, resulting in convertibles that trade either cheap or expensive to their fundamental value. In other corporate credit situations, opportunities arise when different components of a company’s capital structure imply very different fundamental outcomes (i.e. equity near zero and debt near par), creating the opportunity to structure long and short positions that have favorable payoff profiles. Both of these strategies are implemented with the use of leverage.
(5)	Portfolio Funds in this strategy invest in securities of companies involved in certain special situations, including mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. These special situations constitute an “event” which the managers believe will trigger a change in the price of securities relative to their current price or close the gap between securities that are being arbitraged.
(6)	Portfolio Funds in this strategy look to exploit mispricings between related fixed income instruments, including sovereign debt, corporate debt and derivative instruments such as futures, options and swaps. Exploitable opportunities may be found in closely related securities trading at different prices, in the value between fixed income instruments and related derivative instruments, in the shape of yield curves and in credit spreads. These strategies typically require leverage in order to exploit relatively small mispricings.
(7)	Portfolio Fund subject to investor-level percentage limitations on redemptions.
(8)	Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.
(9)	Portfolio Fund subject to lock-up provision up to one year.

The aggregate cost of investments for tax purposes was $134,385,510. Net unrealized appreciation on investments for tax purposes was $31,492,314 consisting of $36,038,381 of gross unrealized appreciation and $4,546,067 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 97.13% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2025

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Distressed - Long Biased (4)
Centerbridge Credit Partners, L.P.	11/01/20	$2,844,283	$4,160,585	11.06	In Liquidation (7)
Davidson Kempner Distressed Opportunities Fund LP	11/01/20	2,487,641	3,323,896	8.84	In Liquidation (7)
Total Distressed - Long Biased		5,331,924	7,484,481	19.90

Distressed - Variable Biased (5)
Anchorage Capital Partners, L.P.	04/01/09 - 11/01/20	6,857,930	10,105,565	26.86	In Liquidation (7)
Carronade Capital Partners, LP	07/01/21	3,935,784	5,259,037	13.98	Quarterly (6)
King Street Capital, L.P.	07/01/08	3,591,965	7,624,479	20.27	Quarterly (6)
Total Distressed - Variable Biased		14,385,679	22,989,081	61.11

Total investments in Portfolio Funds		19,717,603	30,473,562	81.01

Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 3.8989% (3) (Shares 7,905,626)		7,905,626	7,905,626	21.01

Total investments		$27,623,229	$38,379,188	102.02%

Aetos Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2025

(1)	Percentages are based on Members’ Capital of $37,619,403.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 10/31/2025.
(4)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a long bias net exposure.
(5)	Portfolio Funds in this strategy invest in securities of companies in various levels of financial distress, including bankruptcy, exchange offers, workouts, financial reorganizations and other credit-related situations. Corporate bankruptcy or distress often causes a company’s securities to trade at a discounted value. The Portfolio Funds will tend to run their investment portfolios with a variable net exposure.
(6)	Portfolio Fund subject to investor-level percentage limitations on redemptions.
(7)	Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

The aggregate cost of investments for tax purposes was $40,012,857. Net unrealized depreciation on investments for tax purposes was $1,633,669 consisting of $3,873,376 of gross unrealized appreciation and $5,507,045 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 81.01% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2025

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Investments in Portfolio Funds (2)
Directional Equity (4)
Egerton Capital Partners, L.P.	05/01/15	$5,265,141	$15,486,596	7.21%	Monthly
Sachem Head LP	09/01/17	3,750,173	13,075,663	6.08	Quarterly (7)
The Children's Investment Fund LP	05/01/20	5,000,000	12,367,000	5.75	Monthly
Total Directional Equity		14,015,314	40,929,259	19.04

Equity Hedged - Generalist (5)
Junto Capital Partners LP	08/01/19 - 10/01/19	13,490,498	22,629,969	10.53	Quarterly (7)
Lakewood Capital Partners, LP	05/01/19	8,028,589	13,676,852	6.36	Quarterly
MW Market Neutral TOPS Fund	10/01/20	5,098,753	16,587,079	7.72	Monthly
MW TOPS Fund	10/01/17 - 05/01/19	10,072,692	17,967,038	8.36	Monthly
Naya Fund LP	06/01/19 - 07/01/19	7,276,203	14,026,835	6.53	Quarterly
Viking Global Equities LP	11/01/07 - 03/01/11	5,465,681	22,234,776	10.35	Annual
Total Equity Hedged - Generalist		49,432,416	107,122,549	49.85

Equity Hedged - Sector Specialist (6)
Cadian Fund LP	05/01/10 - 11/01/13	1,496,503	5,271,251	2.45	Quarterly (7)
Encompass Capital Fund L.P.	05/01/22	7,753,645	8,679,456	4.04	Quarterly (7)
Long Pond Capital QP Fund, LP	02/01/14	4,859,619	11,003,358	5.12	Quarterly (7)
North River Partners, L.P.	11/01/13	34,180	80,816	0.04	In Liquidation (8)
Woodline Fund LP	08/01/20 - 04/01/21	11,235,784	19,126,040	8.90	Quarterly (7)
Total Equity Hedged - Sector Specialist		25,379,731	44,160,921	20.55

Total investments in Portfolio Funds		$88,827,461	$192,212,729	89.44%

Aetos Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

October 31, 2025

Investments	Date(s) of Acquisition	Cost	Fair Value	Percentage of Members' Capital (1)	Liquidity
Money Market Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 3.8989% (3) (Shares 18,064,473)		18,064,473	18,064,473	8.41

Total investments		$106,891,934	$210,277,202	97.85%

(1)	Percentages are based on Members’ Capital of $214,915,689.
(2)	Non-income producing investments.
(3)	Rate disclosed is the 7-day effective yield as of 10/31/2025.
(4)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively high or variable net exposure.
(5)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will invest broadly across all market sectors.
(6)	Portfolio Funds in this strategy make investments that combine long positions in undervalued common stocks or corporate bonds and short positions in overvalued common stocks or corporate bonds in order to focus on generating positive returns through the managers’ ability to select securities through fundamental analysis, while hedging out some portion of market risk. The Portfolio Funds will tend to run their investment portfolios with a relatively low net exposure and will focus on investing in specific market sectors.
(7)	Portfolio Fund subject to investor-level percentage limitations on redemptions.
(8)	Portfolio Fund in liquidation. Mandatory distributions are expected to be received when underlying investments of the Portfolio Fund are realized.

The aggregate cost of investments for tax purposes was $174,531,155. Net unrealized appreciation on investments for tax purposes was $35,746,047 consisting of $38,077,127 of gross unrealized appreciation and $2,331,080 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 89.44% of Members’ Capital, have been fair valued using NAV as a practical expedient.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table presents information about the level within the fair value hierarchy at which the Funds’ investments are measured as of October 31, 2025:

Aetos Multi-Strategy Arbitrage Fund, LLC Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$160,726,116
Money Market Investment	5,151,708	—	—	5,151,708
Total Investments	$5,151,708	$—	$—	$165,877,824

Aetos Distressed Investment Strategies Fund, LLC Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$30,473,562
Money Market Investment	7,905,626	—	—	7,905,626
Total Investments	$7,905,626	$—	$—	$38,379,188

Aetos Long/Short Strategies Fund, LLC Strategy	Level 1	Level 2	Level 3	Total
Investments in Portfolio Funds (1)	$—	$—	$—	$192,212,729
Money Market Investment	18,064,473	—	—	18,064,473
Total Investments	$18,064,473	$—	$—	$210,277,202

(1) In accordance with ASC 820 investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.